Costs of Telecommunications Products Sold	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Costs of Telecommunications Products Sold
9.	COSTS OF TELECOMMUNICATIONS PRODUCTS SOLD

	2016	2017	2018
Handsets and other telecommunication products	38,888	26,406	27,403
Others	413	237	201

	39,301	26,643	27,604